Consolidated Statement of Changes in Shareholders' Equity - EUR (€) € in Thousands	Total		Share capital [member]	Share premium [member]	Other reserves [member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2015	€ 111,473		€ 32,571	€ 158,010	€ 21,205	€ (100,313)
Share-based payments	2,848				2,848
Total transactions with owners, recognized directly in equity	2,848				2,848
Loss for the year	(23,606)	[1]				(23,606)
Currency translation differences	277				277
Remeasurements of defined benefit obligation	(107)					(107)
Total comprehensive gain/(loss) for the year	(23,436)				277	(23,713)
Ending balance at Dec. 31, 2016	90,885		32,571	158,010	24,330	(124,026)
Capital increase resulting from Celdara and Dartmouth College agreements amendment	10,620		1,141	9,479
Exercise of warrants	625		625
Share-based payments	2,569			2,808	(239)
Total transactions with owners, recognized directly in equity	13,814		1,766	12,287	(239)
Loss for the year	(56,395)	[1]				(56,395)
Currency translation differences	(769)				(769)
Total comprehensive gain/(loss) for the year	(57,164)				(769)	(56,395)
Ending balance at Dec. 31, 2017	47,535		34,337	170,297	23,322	(180,421)
Capital increase in cash	46,140		7,204	38,937
Transaction costs associated with capital increases	(3,141)			(3,141)
Exercise of warrants	12		12	0
Share-based payments	3,595			56	3,539
Total transactions with owners, recognized directly in equity	46,606		7,215	35,851	3,539
Loss for the year	(37,427)	[1]				(37,427)
Currency translation differences	(1,194)				(1,194)
Remeasurements of defined benefit obligation	70					70
Total comprehensive gain/(loss) for the year	(38,551)				(1,194)	(37,357)
Ending balance at Dec. 31, 2018	€ 55,589		€ 41,552	€ 206,149	€ 25,667	€ (217,778)

[1]	For 2018, 2017 and 2016, the Group does not have any non-controlling interests and the losses for the year are fully attributable to owners of the parent.